ORGANIZATION - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - STATEMENTS OF EQUITY AND STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Shareholder's equity	$ 376	$ 429	$ 483
Net Income (Loss)	(61)	(59)	(11)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	41	43	35
Policy charges and fee income	(180)	(188)	(153)
Changes in:
Deferred policy acquisition costs, net	(38)	(2)	(76)
Future policy benefits	10	(9)	12
Current and deferred income taxes	2	(28)	(10)
Net cash provided by (used in) operating activities	(146)	(191)	(191)
Scenario, Previously Reported
Statement of Stockholders' Equity [Abstract]
Shareholder's equity		423	474
Net Income (Loss)		(56)	(17)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances		49	42
Policy charges and fee income		(196)	(152)
Changes in:
Deferred policy acquisition costs, net		(10)	(73)
Future policy benefits		(4)	10
Current and deferred income taxes		(26)	(13)
Net cash provided by (used in) operating activities		(191)	(191)
Restatement Adjustment
Statement of Stockholders' Equity [Abstract]
Shareholder's equity		6	9
Net Income (Loss)		(3)	6
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances		(6)	(7)
Policy charges and fee income		8	(1)
Changes in:
Deferred policy acquisition costs, net		8	(3)
Future policy benefits		(5)	2
Current and deferred income taxes		(2)	3
Net cash provided by (used in) operating activities		0	0
Retained Earnings
Statement of Stockholders' Equity [Abstract]
Shareholder's equity	36	97	156	$ 167
Net Income (Loss)	$ (61)	(59)	(11)
Retained Earnings | Scenario, Previously Reported
Statement of Stockholders' Equity [Abstract]
Shareholder's equity		91	147	164
Net Income (Loss)		(56)	(17)
Retained Earnings | Restatement Adjustment
Statement of Stockholders' Equity [Abstract]
Shareholder's equity		6	9	$ 3
Net Income (Loss)		$ (3)	$ 6